Voyage Expenses and Vessel Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage expenses:
Commissions	$ 5,561	$ 4,440	$ 4,816
Bunkers	25,407	4,726	2,601
Port expenses	12,360	3,593	892
Other	2,987	2,406	1,971
Total	46,315	15,165	10,280
Vessel operating expenses:
Crew costs and related costs	49,526	43,699	37,342
Insurance expense	5,144	5,035	5,772
Spares, repairs, maintenance and other expenses	16,858	12,731	11,688
Stores and lubricants	9,584	7,937	8,203
Management fees (Note 4)	12,624	11,491	10,661
Vetting, insurances, spares and repairs (Note 4)	41	138	205
Other operating expenses	5,277	5,114	3,632
Total	$ 99,054	$ 86,145	$ 77,503